Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 311	SFr 199	SFr 0
Restructuring expenses	455	540	355
Utilization	285	243	38
Restructuring Reserve, Ending Balance	SFr 306	311	199
Stock compensation plan | Share awards
Restructuring provision
Vesting period	3 years
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 94	12	0
Restructuring expenses	112	155	46
Utilization	72	55	34
Restructuring Reserve, Ending Balance	110	94	12
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	217	187	0
Restructuring expenses	192	218	191
Utilization	213	188	4
Restructuring Reserve, Ending Balance	196	217	187
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	71	34	23
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	31	106	64
Unsettled pension obligation classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	49	27	31
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	280	355	237
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	24	18	0
General and Administrative Expense, excluding accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	88	137	46
Bank
Restructuring provision
Restructuring Reserve, Beginning Balance	311	199	0
Restructuring expenses	396	513	325
Utilization	284	243	38
Restructuring Reserve, Ending Balance	301	311	199
Bank | General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	94	12	0
Restructuring expenses	110	155	46
Utilization	70	55	34
Restructuring Reserve, Ending Balance	110	94	12
Bank | Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	217	187	0
Restructuring expenses	188	218	191
Utilization	214	188	4
Restructuring Reserve, Ending Balance	191	217	187
Bank | Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	67	34	23
Bank | Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	31	106	64
Bank | Unsettled pension obligation classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	0	0	1
Bank | Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	274	355	237
Bank | Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	24	18	0
Bank | General and Administrative Expense, excluding accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	SFr 86	SFr 137	SFr 46